SHARE CAPITAL (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Beginning Balance	€ 70,247	€ 69,534
Shares issued upon exercise of Convertible Debt	2,704	2,127
Shares issued upon settlement of deferred consideration	2,139	1,104
Ending Balance	€ 73,499	€ 70,247
Par value per share	€ 0
Share Capital
Disclosure of classes of share capital [line items]
Beginning Balance (in shares)	23,003,552	21,107,968
Beginning Balance	€ 120,015	€ 109,902
Issuance of share capital upon exercise of FSOs (in shares)	156,107	124,000
Issuance of share capital upon exercise of FSOs	€ 607	€ 808
Issuance of share capital upon exercise of DSUs (in shares)	198,481	38,334
Issuance of share capital upon exercise of DSUs	€ 1,016	€ 218
Issuance of share capital upon exercise of RSUs (in shares)	418,000	365,043
Issuance of share capital upon exercise of RSUs	€ 1,757	€ 2,365
Shares issued upon exercise of Convertible Debt (Shares)	504,215	617,357
Shares issued upon exercise of Convertible Debt	€ 2,704	€ 2,127
Ending Balance	€ 131,729	€ 120,015
Ending Balance (in shares)	25,042,982	23,003,552
Share Capital | Spin Games LLC
Disclosure of classes of share capital [line items]
Shares issued upon settlement of deferred consideration (in shares)	369,516	357,739
Shares issued upon settlement of deferred consideration	€ 2,139	€ 1,104
Share Capital | Wild Streak LLC
Disclosure of classes of share capital [line items]
Shares issued upon settlement of deferred consideration (in shares)	393,111	393,111
Shares issued upon settlement of deferred consideration	€ 3,491	€ 3,491